SUBSEQUENT EVENTS - Baosheng WFOE (Details)	Apr. 26, 2021 CNY (¥)	Apr. 26, 2021 USD ($)	Apr. 27, 2021 CNY (¥)	Apr. 27, 2021 USD ($)	Apr. 26, 2021 USD ($)	Mar. 22, 2021 CNY (¥)	Mar. 22, 2021 USD ($)
Baosheng WFOE
Subsequent Event [Line Items]
Registered capital						¥ 150,000,000	$ 23,052,098
Subsequent event | Baosheng WFOE
Subsequent Event [Line Items]
Registered capital						¥ 150,000,000	$ 23,052,098
Subsequent event | Baosheng Technology
Subsequent Event [Line Items]
Network To Borrow	¥ 50,000,000	$ 8,700,000
Interest rate is fixed	1.00%				1.00%
Network deposited	¥ 50,000,000				$ 8,700,000
Fund bank account			¥ 50,000,000	$ 8,700,000